	OTG Latin America Fund
Schedule of Investments			december 31, 2023 (unaudited)
				Shares	Value
81.92%	COMMON STOCK
27.64%	BRAZIL
	Ambev SA ADR . . . . . . . .	.	. . . . . . . . .	. 187,000. . . . $.	523,600
	Banco Bradesco SA ADR . . .	.	. . . . . . . . . .157,579. .		551,526
	Banco BTG Pactual SA(A) . . . .	.	. . . . . . . . . . . .	74,055	573,371
	Gerdau SA ADR . . . . . . . . . . .	.	. . . . . . . .	63,787. . . .	309,367
	Itau Unibanco Holding SA ADR		. . . . . . . . . . .	91,662	637,051
	Nu Holdings Ltd..(A) . . . . . . . . .		. . . . . .	. . .49,700. . . .	414,001
	Petroleo Brasileiro SA ADR .	.	. . . . . . . . . .39,550. .		631,614
	Sendas Distribuidora SA ADR		. . . . . . . . . . . . 12,444		171,976
	Suzano SA ADR . . . . . . . . . . .	.	. . . . . . . . .56,900. . .		646,384
	Vale SA ADR . . . . . . . . . . . . .	. . . . . . . . . .		38,300. . . .	607,438
					5,066,328
11.41%	CHILE
	Aguas Andinas SA Class A(A)	.	. . . . . . . . . .186,589. .		60,275
	Banco de Credito e Inversiones .. .. .. .. .. .. .. .. .. ..			9,973	269,969
	Banco Itau Chile SA(A) . . . . .		. . . . . . . . . .	39,983. . . .	389,383
	Cencosud SA . . . . . . . . . . . .	.	. . . . . . . .146,600. . . . .		275,392
	SMU SA(A) . . . . . . . . . . . . . . . . .		. . . . . . .2,904,500. . . . . .		533,420
	Sociedad Quimica y Minera
	de Chile SA ADR . . . . . . . .	.	. . . . . . . . .	. . .9,362	563,780
					2,092,219
1.96%	COLOMBIA
	Bancolombia SA ADR . . . . . .	.	. . . . . . . . .11,700. . .		360,009
27.99%	MEXICO
	Alfa S..A..B.. de C..V.. Class A . .	.	. . . . . . . . . 461,533. . .		369,368
	American Movil S..A..B.. de C..V..		. . . . . . . . .	. .241,000.	223,387
	Arca Continental S..A..B.. de C..V..		. . . . . . . . . . .	37,133	406,034
	Cemex S..A..B.. de C..V.. ADR(A) .	.	. . . . . . . . . . .47,000.		364,250
	El Puerto de Liverpool S..A..B.. de C..V.. . . . . . .			71,250	483,741
			1

QUARTERLY REPORT

	OTG Latin America Fund
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares		Value
	Fomento Economico Mexicano S..A..B..
	de C..V.. . . . . . . . . . . . . . . . . . . . . . . . .37,952. . . $. . 494,956.
	Gentera S..A..B.. de C..V.. . . . . . . . . . . . . . . . . .	. . 242,500		337,167
	Grupo Aeroport del Pacific Class B . . . . .	. .	26,200	459,553
	Grupo Comercial Chedraui SA . . . . . . . .	.	.24,803.	150,109
	Grupo Financiero Banorte S..A..B.. de C..V.. . . .		53,150	535,538
	Grupo Traxion S..A..B.. de C..V..(A) . . . . . . .	. . . . 316,000.		647,780
	Orbia Advance Corp.. S..A..B.. de C..V..(A) . . . . . .		184,554	408,538
	Walmart de Mexico S..A..B.. de C..V.. . . . . . . .	. .	59,600	250,565
				5,130,986
8.90%	PERU
	Alicorp SAA . . . . . . . . . . . . . . . . . . . . . . .	. . 73,511. . .		125,191
	Cementos Pacasmayo S..A..A.. . . . . . . . . . .	.	150,000. .	153,272
	Credicorp Ltd.. . . . . . . . . . . . . . . . . . . . . .		. 4,085. . . .	612,464
	Ferreycorp S..A..A.. . . . . . . . . . . . . . . . . . . .	. . 268,133. .		179,756
	InRetail Peru Corp.. . . . . . . . . . . . . . . . . . . .	. . . 7,229		262,846
	Intercorp Financial Services, Inc.. . . . . . . . .	. .	13,599	298,498
				1,632,027
4.02%	UNITED STATES
	Advanced Micro Devices(A) . . . . . . . . . . .	. . .1,400.		206,374
	The Boeing Co(A) . . . . . . . . . . . . . . . . . .	. . . .800. .		208,528
	Exxon Mobil Corp.. . . . . . . . . . . . . .	. . . . . .1,600. . .		159,968
	The Walt Disney Co . . . . . . . . . . . . . . . . . .		. 1,805. .	162,973
				737,843
81.92%	TOTAL COMMON STOCK . . . . . . . . . . . . . . . . . . . . . .			$. 15,019,412. . . . . . .
	(Cost: $12,206,036)

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QUARTERLY REPORT

OTG Latin America Fund
Schedule of Investments - continued			December 31, 2023 (unaudited)
			Shares	Value
1.97%	DEBT SECURITIES
1.97%	CORPORATE BONDS
0.53%	COLUMBIA
Banco GNB Sudameris SA 04/03/2027
	7..051% . . . . . . . . . . . . . . .	. . . .	. . . .100,000. . . $.	. 97,309. .
1.36%	PERU
	Peru LNG 03/22/2030 5..375%(A) . . . . . .		. . . . 300,000	248,545
0.08%	UNITED STATES
Bank of America Corp..
	08/18/2025 5..650% . . . . .	. . . . .	. . . . .15,000. . .	15,184
1.97%	TOTAL DEBT SECURITIES . . .	. . . . . . . . .	. . . . . . . . . . .$ .	.361,038. . . . .
7.33%	MONEY MARKET FUND
Morgan Stanley Inst’l Liquid Gov’t Fund
	5..270%(B) . . . . . . . . . . . . . .	. . . .	. . . 1,344,449. . . . . . $.	1,344,449

91.22% TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . .$ 16,724,899. . . . . . . .

8.78% Assets net of liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . 1,607,471. . . . . . .

100.00% NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $. 18,332,370. . . . . . . .

-0.04%	OPTIONS
Number
			of	Notional	Exercise	Expiration
	Description		Contracts	Amount	Price	Date	Value
-0.04%	OPTIONS WRITTEN
-0.04%	PUT
Petroleo
	Brasileiro SA(A) .	.	(100)	(159,700)	15..50	1/12/2024 $	(6,500)
-0.04%	TOTAL OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . .					. . . . . $. .(6,500. . ) . . .

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2023

3

QUARTERLY REPORT

OTG Latin America Fund

Schedule of Investments - continued	December 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.. Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.. Level 1 includes quoted prices in active markets for identical securities. . Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. .). . Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

	Level 1		Level 2	Level 3
			Other
			Significant	Significant
			Observable	Unobservable
	Quoted Prices		Inputs	Inputs	Total
.. .. .. ..Corporate Bonds .. .. ..	.. .. .. .. .. $	—	$361,038	$—	$361,038
Common Stocks . . . . . . .	. . . 15,019,412. . .		—	—	15,019,412
Money Market Funds . . . .	. . . . 1,344,449.		—	—	1,344,449
Total Investments . . . . . .	. . .$16,363,861. . .		$361,038	$—	$16,724,899
OPTIONS WRITTEN .
	. . .$ . .	—	$(6,500)	$—	$(6,500)

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023..

At December 31, 2023, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $13,945,782 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . $ 3,072,765

Gross unrealized depreciation . . . . (300,148)

Net unrealized appreciation . . . . .$. 2,772,617

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QUARTERLY REPORT